Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations
Discontinued Operations

20. Discontinued Operations

Historically, the Group had a strategy of developing Low-Speed SEV and producing and selling its related battery packs.

In the first quarter of 2018, the Group determined to dispose the SEV business due to the shift on the Group’s business and product strategy. As a result, the long-lived assets related to SEV production, including manufacturing facilities and IP, etc. have ceased to be used, and these assets were considered effectively abandoned.

Subsequent to the termination of the SEV business, the Group still sold the SEV battery packs to external customers, and in September 2019, the Group further decided to dispose the SEV battery packs business and located a potential buyer. Accordingly, the Company concluded that as of September 30, 2019, the SEV battery packs business met all of the held for sale criteria. In the first quarter of 2020, the Company completed the sale of the SEV battery packs business to an affiliate of the Company for a total cash consideration of RMB60,000.

The abandonment or the disposal of the SEV business and the related battery packs business represented strategic shifts of the Group and had a major impact on the Group’s financial results, and met the criteria for the discontinued operations. Therefore, the historical financial results of the SEV related business were classified as discontinued operation.

The following tables set forth the results of operations and cash flows of the discontinued operations, which were included in the Group’s consolidated financial statements.

For the Year Ended December 31,
2020
Revenues	870
Cost of sales	(2,437)
Gross loss	(1,567)
Operating expenses	(1,423)
Loss from operations of discontinued operations	(2,990)
Loss from discontinued operations before income tax expense	(2,990)
Net loss from discontinued operations, net of tax	(2,990)

For the Year Ended December 31,
2020
Net cash provided by discontinued operating activities	148
Net cash provided by discontinued investing activities	59,705

The following table presents the gain on disposal of discontinued operations related to the disposal of SEV battery packs business for the year ended December 31, 2020:

For the Year Ended
December 31, 2020
Cash consideration received for sale of SEV battery packs business	60,000
Carrying value of net assets transferred	(42,637)
Gain on disposal of discontinued operations	17,363